Significant Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2011
Significant Credit Concentrations (Tables) [Abstract]
Maximum Credit Exposure by Category

The following table details the Company's maximum credit exposure by category, including the credit exposure associated with derivative financial instruments, as of December 31:

(Billions)	2011	2010
On-balance sheet:
Individuals(a)	$92	$88
Financial institutions(b)	28	23
U.S. Government and agencies(c)	6	12
All other(d)	16	15
Total on-balance sheet(e)	$142	$138
Unused lines-of-credit ― individuals(f)	$238	$226

  Individuals primarily include cardmember loans and receivables.
  Financial institutions primarily include debt obligations of banks, broker-dealers, insurance companies and savings and loan associations.
  U.S. Government and agencies represent debt obligations of the U.S. Government and its agencies, states and municipalities and government sponsored entities.
  All other primarily includes cardmember receivables from other corporate institutions.
  Certain distinctions between categories require management judgment.
  Because charge card products have no preset spending limit, the associated credit limit on cardmember receivables is not quantifiable. Therefore, the quantified unused line-of-credit amounts only include the approximate credit line available on cardmember loans.

Cardmember loans and receivables exposure

The following table details the Company's cardmember loans and receivables exposure (including unused lines-of-credit on cardmember loans) in the United States and outside the United States as of December 31:

(Billions)	2011	2010
On-balance sheet:
United States	$82	$77
Non-U.S.	22	21
On-balance sheet(a)(b)	$104	$98
Unused lines-of-credit ― individuals:
United States	$195	$184
Non-U.S.	43	42
Total unused lines-of-credit ― individuals	$238	$226

  Represents cardmember loans to individuals as well as receivables from individuals and corporate institutions as discussed in footnotes (a) and (d) from the previous table.
  The remainder of the Company's on-balance sheet exposure includes cash, investments, other loans, other receivables and other assets including derivative financial instruments. These balances are primarily within the United States.